Reynolds Blue Chip Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 81.9%	Shares	Value
Aerospace & Defense - 0.6%
Boeing Co. (a)	250	$ 54,118
General Dynamics Corp.	150	53,136
General Electric Co.	250	93,433
Honeywell Aerospace, Inc. (a)	213	46,979
Northrop Grumman Corp.	80	40,745
Rocket Lab Corp. (a)	500	50,825
RTX Corp.	225	42,689
		381,925

Air Freight & Logistics - 0.0% (b)
FedEx Corp.	75	23,485

Automobiles - 0.5%
Tesla, Inc. (a)	900	378,540

Banks - 1.2%
Bank of America Corp.	4,800	273,504
Citigroup, Inc.	1,075	150,457
JPMorgan Chase & Co.	845	276,594
PNC Financial Services Group, Inc.	225	55,399
Truist Financial Corp.	900	44,838
Wells Fargo & Co.	550	45,452
		846,244

Beverages - 0.0% (b)
Monster Beverage Corp. (a)	250	24,030

Biotechnology - 0.3%
AbbVie, Inc.	150	37,746
Amgen, Inc.	175	63,371
Insmed, Inc. (a)	450	47,979
Moderna, Inc. (a)	550	38,516
Spyre Therapeutics, Inc. (a)	325	28,854
		216,466

Broadline Retail - 7.2%
Amazon.com, Inc. (a)	21,150	5,040,891

Building Products - 0.2%
Johnson Controls International PLC	650	94,971
Trane Technologies PLC	130	63,851
		158,822

Capital Markets - 2.7%
Bank of New York Mellon Corp.	300	43,383
Charles Schwab Corp.	900	83,043
Evercore, Inc. - Class A	125	42,680
Goldman Sachs Group, Inc.	669	676,607
Interactive Brokers Group, Inc. - Class A	1,175	102,272
Jefferies Financial Group, Inc.	900	44,982
Morgan Stanley	2,900	606,216

Northern Trust Corp.	250	43,460
Piper Sandler Cos.	300	21,702
Raymond James Financial, Inc.	300	45,609
Robinhood Markets, Inc. - Class A (a)	375	37,605
State Street Corp.	375	63,600
T Rowe Price Group, Inc.	425	48,318
Virtus Investment Partners, Inc.	350	50,225
		1,909,702

Chemicals - 0.1%
Albemarle Corp.	300	40,509
CF Industries Holdings, Inc.	400	43,304
		83,813

Communications Equipment - 0.6%
Arista Networks, Inc. (a)	1,850	314,278
Cisco Systems, Inc.	650	76,349
		390,627

Construction & Engineering - 0.0% (b)
Comfort Systems USA, Inc.	15	29,729

Consumer Finance - 0.1%
American Express Co.	150	50,738

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	525	491,122
Dollar General Corp.	450	51,800
Maplebear, Inc. (a)	1,200	56,820
Target Corp.	600	78,366
Walmart, Inc.	5,575	631,424
		1,309,532

Diversified Telecommunication Services - 0.6%
Space Exploration Technologies Corp. - Class A (a)	2,250	384,435

Electrical Equipment - 1.1%
Bloom Energy Corp. - Class A (a)	425	128,647
Eaton Corp. PLC	185	78,832
Emerson Electric Co.	550	78,733
GE Vernova, Inc.	125	146,857
Generac Holdings, Inc. (a)	450	131,765
Hubbell, Inc.	80	41,856
Sensata Technologies Holding PLC	1,100	52,514
Vertiv Holdings Co. - Class A	395	132,254
		791,458

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	500	88,160
Corning, Inc.	700	178,801
Rogers Corp. (a)	425	69,585
TE Connectivity PLC	250	50,403
		386,949

Entertainment - 3.8%
Live Nation Entertainment, Inc. (a)	225	41,200
Netflix, Inc. (a)	32,600	2,327,640

Sphere Entertainment Co. (a)	950	164,378
Walt Disney Co.	800	77,000
Warner Bros Discovery, Inc. (a)	2,300	61,318
		2,671,536

Financial Services - 0.3%
Apollo Global Management, Inc.	100	11,831
Berkshire Hathaway, Inc. - Class B (a)	100	50,039
Sony Financial Group, Inc. - ADR (a)	160	694
Visa, Inc. - Class A	450	154,391
		216,955

Ground Transportation - 0.1%
Fedex Freight Holding Co., Inc. (a)	87	13,137
Uber Technologies, Inc. (a)	600	43,296
		56,433

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	175	41,573
Labcorp Holdings, Inc.	150	42,000
UnitedHealth Group, Inc.	250	103,907
		187,480

Hotels, Restaurants & Leisure - 4.5%
Booking Holdings, Inc.	10,250	1,826,960
Carnival Corp. Ltd.	1,400	39,998
Choice Hotels International, Inc.	200	22,054
DoorDash, Inc. - Class A (a)	300	55,359
Expedia Group, Inc.	150	38,382
Hilton Worldwide Holdings, Inc.	1,075	355,244
Hyatt Hotels Corp. - Class A	1,250	242,300
Marriott International, Inc. - Class A	1,200	444,708
Norwegian Cruise Line Holdings Ltd. (a)	1,700	35,887
Shake Shack, Inc. - Class A (a)	900	50,418
Wyndham Hotels & Resorts, Inc.	400	33,684
		3,144,994

Household Durables - 0.0% (b)
SharkNinja, Inc. (a)	100	15,227

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	425	67,418

Industrial Conglomerates - 0.1%
3M Co.	275	44,525
Honeywell International, Inc.	213	47,579
		92,104

Interactive Media & Services - 15.1%
Alphabet, Inc. - Class A	8,000	2,858,960
Alphabet, Inc. - Class C	11,475	4,054,462
Meta Platforms, Inc. - Class A	6,400	3,605,056
		10,518,478

IT Services - 0.4%
Akamai Technologies, Inc. (a)	425	50,239
CoreWeave, Inc. - Class A (a)	1,425	141,844

International Business Machines Corp.	200	56,242
Okta, Inc. (a)	275	37,524
		285,849

Life Sciences Tools & Services - 0.0% (b)
OmniAb, Inc. (a)	2,450	6,027

Machinery - 0.2%
Caterpillar, Inc.	85	90,516
Deere & Co.	120	76,120
		166,636

Media - 0.1%
EchoStar Corp. - Class A (a)	300	30,450

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	1,950	122,635

Oil, Gas & Consumable Fuels - 0.3%
EQT Corp.	600	31,902
Texas Pacific Land Corp.	450	196,938
		228,840

Passenger Airlines - 2.9%
Alaska Air Group, Inc. (a)	1,900	99,180
Allegiant Travel Co. (a)	800	94,080
American Airlines Group, Inc. (a)	3,500	63,245
Delta Air Lines, Inc.	9,325	873,380
Southwest Airlines Co.	5,600	287,952
United Airlines Holdings, Inc. (a)	4,575	622,154
		2,039,991

Pharmaceuticals - 0.5%
Eli Lilly & Co.	50	59,972
Jazz Pharmaceuticals PLC (a)	200	48,194
Johnson & Johnson	150	38,095
Ligand Pharmaceuticals, Inc. (a)	525	165,947
		312,208

Professional Services - 0.0% (b)
Amentum Holdings, Inc. (a)	36	744

Real Estate Management & Development - 0.1%
Zillow Group, Inc. - Class C (a)	1,600	50,432

Semiconductors & Semiconductor Equipment - 22.0%
Advanced Micro Devices, Inc. (a)	2,420	1,405,802
Amkor Technology, Inc.	500	43,115
Analog Devices, Inc.	100	39,717
Applied Materials, Inc.	615	444,645
ARM Holdings PLC - ADR (a)	1,975	700,276
Astera Labs, Inc. (a)	200	96,604
Broadcom, Inc.	785	296,534
Cohu, Inc. (a)	200	14,782
Credo Technology Group Holding Ltd. (a)	275	74,786
First Solar, Inc. (a)	250	58,990

Intel Corp. (a)	5,700	795,891
KLA Corp.	250	75,428
Lam Research Corp.	875	379,164
Lattice Semiconductor Corp. (a)	2,225	340,336
Marvell Technology, Inc.	2,325	692,594
MaxLinear, Inc. (a)	500	64,015
Microchip Technology, Inc.	525	47,880
Micron Technology, Inc.	715	825,317
NVIDIA Corp.	39,000	7,803,510
NXP Semiconductors NV	150	42,154
Qnity Electronics, Inc.	425	69,407
QUALCOMM, Inc.	1,050	194,029
Rambus, Inc. (a)	300	39,822
Semtech Corp. (a)	700	113,295
SolarEdge Technologies, Inc. (a)	600	35,064
STMicroelectronics NV	1,300	97,357
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	835	398,771
Teradyne, Inc.	165	79,834
Texas Instruments, Inc.	150	44,711
Wolfspeed, Inc. (a)	600	28,950
		15,342,780

Software - 4.5%
AppLovin Corp. - Class A (a)	240	123,655
Check Point Software Technologies Ltd. (a)	450	59,143
Crowdstrike Holdings, Inc. - Class A (a)	1,025	782,219
Datadog, Inc. - Class A (a)	150	39,054
Fair Isaac Corp. (a)	150	179,217
Microsoft Corp.	2,420	902,708
Palantir Technologies, Inc. - Class A (a)	650	75,836
Palo Alto Networks, Inc. (a)	2,620	893,472
ServiceNow, Inc. (a)	400	39,712
Synopsys, Inc. (a)	50	22,304
		3,117,320

Specialty Retail - 2.0%
AutoZone, Inc. (a)	300	958,782
Carvana Co. (a)	600	39,492
Dick's Sporting Goods, Inc.	100	22,681
Home Depot, Inc.	300	105,804
Lowe's Cos., Inc.	450	99,221
Ross Stores, Inc.	200	42,570
Wayfair, Inc. - Class A (a)	550	50,831
Williams-Sonoma, Inc.	225	52,447
		1,371,828

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	13,025	3,768,914
Dell Technologies, Inc. - Class C	375	161,798
Everpure, Inc. - Class A (a)	1,500	118,185
Hewlett Packard Enterprise Co.	2,300	103,753
Sandisk Corp. (a)	50	113,686
Seagate Technology Holdings PLC	130	125,450
Western Digital Corp.	280	178,842
		4,570,628

Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	100	40,141

TOTAL COMMON STOCKS (Cost $29,318,377)			57,064,520

EXCHANGE TRADED FUNDS - 1.1%	Shares		Value
DAN Ives Wedbush AI Revolution ETF	2,700		102,870
Defiance Quantum ETF	275		45,480
KraneShares CSI China Internet ETF	1,500		36,705
Roundhill Generative AI & Technology ETF	500		49,340
Roundhill Memory ETF (a)	3,400		251,090
VanEck Semiconductor ETF	300		196,767
Vanguard Growth ETF	600		51,684
TOTAL EXCHANGE TRADED FUNDS (Cost $713,811)			733,936

RIGHTS - 0.0% (b)	Shares		Value
Life Sciences Tools & Services - 0.0% (b)
OmniAb, Inc. – $12.50 Earnout Shares (a)(c)	189		0
OmniAb, Inc. – $15.00 Earnout Shares (a)(c)	189		0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 23.9%	Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.53% (d)	6,912,306		6,912,306
First American Government Obligations Fund - Class X, 3.57% (d)	6,912,305		6,912,305
STIT - Government & Agency Portfolio - Institutional Class, 3.57% (d)	2,852,254		2,852,254
TOTAL MONEY MARKET FUNDS (Cost $16,676,865)			16,676,865

TOTAL INVESTMENTS - 106.9% (Cost $46,709,053)			74,475,321
Liabilities in Excess of Other Assets - (6.9)%		(0.06887)	(4,798,886)
TOTAL NET ASSETS - 100.0%			$ 69,676,435

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by Reynolds Capital Management, LLC (the “Adviser”). The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table summarizes the Fund’s investments as of June 30, 2026, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 57,064,520	$ –	$ –	$ 57,064,520
Exchange Traded Funds	733,936	–	–	733,936
Rights	–	–	0	0
Money Market Funds	16,676,865	–	–	16,676,865
Total Investments	$ 74,475,321	$ –	$ 0	$ 74,475,321

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$ 936
Transfers out of Level 3	(936)
Ending balance as of June 30, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 0
0